Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	Dec. 29, 2021
MFS Global Real Estate Fund | A
Prospectus:
Trading Symbol	MGLAX
MFS Global Real Estate Fund | B
Prospectus:
Trading Symbol	MGLDX
MFS Global Real Estate Fund | C
Prospectus:
Trading Symbol	MGLCX
MFS Global Real Estate Fund | I
Prospectus:
Trading Symbol	MGLIX
MFS Global Real Estate Fund | R1
Prospectus:
Trading Symbol	MGLJX
MFS Global Real Estate Fund | R2
Prospectus:
Trading Symbol	MGLKX
MFS Global Real Estate Fund | R3
Prospectus:
Trading Symbol	MGLLX
MFS Global Real Estate Fund | R4
Prospectus:
Trading Symbol	MGLMX
MFS Global Real Estate Fund | R6
Prospectus:
Trading Symbol	MGLRX